FAIR VALUE OF INVESTMENTS - OTHER INFORMATION (Details)	12 Months Ended
Dec. 31, 2017
FAIR VALUE OF INVESTMENTS
Risk rate related to contingent in derivative contracts	There are no credit related contingent features embedded in these derivative contracts.